Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Liabilities are Included in either Other Current Liabilities or Deferred Credits and Other Liabilities on Consolidated Balance Sheets (Parenthetical) (Detail) - USD ($)
	Dec. 31, 2017	Dec. 31, 2016
Regulatory Liabilities [Line Items]
Other current liabilities	$ 203,403,000	$ 168,064,000
Other deferred credits and other long-term liabilities	1,018,246,000	570,252,000
Other Regulatory Liabilities [Member]
Regulatory Liabilities [Line Items]
Other current liabilities	1,700,000	536,000
Other deferred credits and other long-term liabilities	9,000	$ 8,000
Margin, Interest- and Property Tax-Tracking Accounts [Member]
Regulatory Liabilities [Line Items]
Other current liabilities	6,600,000
Other deferred credits and other long-term liabilities	$ 2,900,000